The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

Owen T. Meacham, Esq.

(312) 557-3948

otm1@ntrs.com

February 1, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Northern Institutional Funds

1933 Act Registration No. 2-80543

1940 Act Registration No. 811-03605

Ladies and Gentlemen:

On behalf of Northern Institutional Funds (the “Trust”) and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, we are transmitting for electronic filing the Trust’s report on Form N-CSR for the period ended November 30, 2016.

Please direct any comments to the undersigned at (312) 557-3948.

Very truly yours,

/s/ Owen T. Meacham
Owen T. Meacham, Esq.
Assistant Secretary

Enclosure